Note 40 (Tables)	6 Months Ended
Jun. 30, 2026
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
In the six months ended June 30, 2026 and 2025 the net provisions recognized in this condensed income statement line item were as follows:

PROVISIONS OR REVERSAL OF PROVISIONS (MILLIONS OF EUROS)

	Notes	June 2026	June 2025
Pensions and other post-employment defined benefit obligations	24	(2)	3
Commitments and guarantees given		35	—
Pending legal issues and tax litigation		43	105
Other provisions		20	25
Total		95	133